Other provisions, contingent liabilities and contingent assets3 (Details) - EUR (€)	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						€ 149,000,000	€ 427,000,000
Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					€ 124,000,000
Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				€ 15,000,000
Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			€ 5,000,000
Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		€ 5,000,000
Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	€ 0
Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Fully consolidated infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						71,000,000
Fully consolidated infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					61,000,000
Fully consolidated infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				0
Fully consolidated infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			5,000,000
Fully consolidated infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		5,000,000
Fully consolidated infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Fully consolidated infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						78,000,000
Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					63,000,000
Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				15,000,000
Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						15,000,000
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				15,000,000
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Toll roads division [Member] | Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Airports division [Member] | Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						63,000,000
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					63,000,000
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Airports division [Member] | Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						71,000,000
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					61,000,000
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				0
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			5,000,000
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		5,000,000
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	0
Energy and mobility infrastructures division [Member] | Fully consolidated infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						0
Construction division [Member] | Equity accounted infrastructure projects companies [Member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						1,000,000
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Not later than one year [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments					€ 1,000,000
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than one year and not later than two years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments				€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than two years and not later than three years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments			€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than three years and not later than four years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments		€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than four years and not later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments	€ 0
Construction division [Member] | Equity accounted infrastructure projects companies [Member] | Later than five years [member]
The group commitments to invest in infrastructure poject company capital [Line Items]
Capital commitments						€ 0